UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2007

Item 1. Report to Stockholders.

FIMCO Select Fund

SEMI-ANNUAL REPORT
For the Six Months Ended
May 31, 2007

FIMCO Select Fund
July 13, 2007

Dear Shareholder,

Fund Performance
The FIMCO Select Fund increased in value 9.99% from November 30, 2006 to May 31, 2007, while the S&P 500 increased by 10.29% and the S&P 1500 increased by 10.62% over the same time period.  Since inception of the fund on December 28, 2005 through May 31, 2007, the fund has appreciated 27.70%, the S&P 500 24.97% and the S&P 1500 22.39%.

	FMCOX	S&P 500	S&P 1500
11/30/06-05/31/07	9.99%	10.29%	10.62%
05/31/06-05/31/07	20.81%	22.79%	20.79%
12/28/05-05/31/07	27.70%	24.97%	22.39%
Gross expense ratio is 2.09% and net expense ratio is 1.58(1)

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 653-4626.The Fund imposes a 2.00% redemption fee on shares held less than 90 days. Performance data does not reflect the redemption fee. If it had returns would be reduced.

(1)	The advisor has contractually agreed to waive fees indefinitely and may only be terminated by the Board of Trustees.

Our best performing equity positions over the last six months were Paccar, Janus Capital, Dollar General, American Standard, Whirlpool, and First Data, with each of these companies contributing at least 20% returns during this time period.  Dollar General and First Data rose 35% and 30% respectively as both companies are being taken private.  American Standard increased 34% as they announced plans to sell their bath and kitchen business and spin off their vehicle control systems business. We have since sold American Standard in early June as it exceeded our price target and we felt that the stock price fully reflected the value of the corporate restructuring activities mentioned above.  The only significant detractor from performance was Steak N Shake as it declined almost 12%.  We decided to sell Steak N Shake in late May as the current management team has not demonstrated an ability to execute on their strategic plans.  Same-store sales continue to be negative and while this is partly explained by a stretched consumer in its core markets in the Mid-west, we are

FIMCO Select Fund

no longer confident that their concept has the same appeal in larger urban markets that it has enjoyed in its core markets.

Shareholder Letter
The equity markets experienced some volatility for the first time in a while during the last six months.  One measure of volatility is the VIX index, which tracks the volatility of options on the S&P 500.  The VIX had been hovering at all-time low levels around 10 as we entered 2007 but spiked up in late February and early March as equity markets fell.  The VIX almost doubled during this time period but has since settled down in the 13 range.  What is interesting to consider is that the average for the VIX since the beginning of 1990 is just under 19 which is about the same level it reached as the market “panicked” in early March of this year.  The point is that according to the VIX, the equity market participants in the U.S. are not pricing that much risk into the market. The lack of a risk premium is also apparent in the high yield corporate bond market. The spread of 10-year BB bonds versus the 10-year treasury stood at 212 basis points at the end of May.  This compares to an average of 274 basis points since 1994 and peak levels of over 500 basis points when the market last experienced significant negative returns in 2002.  The spread did increase during the March correction to 230 basis points from the 210 level in January but has since declined as we’ve reached all-time highs for the S&P 500 at the end of May.

Speaking of all-time highs, the S&P 500 did reach an all-time high of 1530 on May 30, 2007.  The bad news is that the previous high of 1527 was reached on March 24, 2000.  Yes, it has taken over seven years for the market to regain the levels we experienced in early 2000.  Does that mean that the market is due for another correction?  There are many things to consider when answering that question but one simple measure to consider is the price to earnings for the S&P 500 in 2000 versus today because while the market is at the same level it was seven years ago, companies in the S&P 500 are earning almost twice what they were seven years ago.  The PE for the S&P 500 in early 2000 was over 30 while today it is trading at slightly above 16 times expected forward earnings.  An alternative way to think about this comparison is to consider the inverse of the PE or the earnings yield.  A PE of 33 translates to an earnings yield of 3% while a PE of 16 translates to an earnings yield north of 6%.  Therefore, using this simple measure the S&P 500 today is providing twice the earnings yield, or looked at in another way, is providing the same earnings at half the cost.  Interestingly, the annualized return for the S&P 500 with dividends reinvested in the index since the end of March 2000 through the end of May 2007 has been 1.96%.

FIMCO Select Fund

You can also compare the current earnings yield to alternative investment opportunities such as corporate bonds.  We mentioned yield spreads earlier but looking at absolute yields the average BB corporate bond is yielding 7.01% and the average AA corporate bond is yielding 5.71% as of May 31, 2007 (Source: Bloomberg).  Comparing these yields to the earnings yield of the S&P 500 makes stocks look like an attractive alternative to us.  Of course, we know that stocks can decline but we would rather own an instrument with a 6% yield with upside (as a residual participant) than an instrument with a 7% yield that can decline if spreads widen or interest rates increase.  As long-term investors, we think the risk/reward pendulum tilts in our favor owning stocks at a 6% earnings yield versus owning a high yield corporate bond with a fixed yield of 7%.

In the short-term, stocks could decline as the housing market continues to struggle and the consumer can no longer use their house as an ATM machine.  Given that approximately two-thirds of gross domestic product (GDP) is driven by consumers, this is a real risk.  On the other hand, the job market is still relatively strong with unemployment at 4.5% and wage growth picking up.  Energy prices are high and $3 gas is definitely a drag on consumer spending.  However, consumer confidence as measured by the Conference Board was 108 at the end of May, above the average of 96 since the index was created in 1985.  The latest inflation numbers do show some signs of a pickup when energy prices are included but the core CPI index was at 2.2% year-over-year in May, which is just outside of the Fed’s comfort zone of 1.0% to 2.0%.

All in all, there are definitely some risks to consider as an equity investor today.  However, when we sit back and look at the big picture, all of those risks look to us to be short-term in nature and equities still appear to be a very attractive option over the long-term.  We think they are an even more attractive option when you overlay your equity exposure with a disciplined, valuation based approach like we do.

Sincerely,
Gary T. Schoen, Chief Investment Officer

Must be preceded or accompanied by a prospectus.

The Fund may invest in options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.

FIMCO Select Fund

The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index and the S&P 1500 Index are broad based unmanaged indices of 500 and 1500 stocks respectively, which are widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Please refer to the Schedule of Investments on page 6 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Price-to-earnings ratio reflects the multiple at which a stock sells. A basis point equals 0.01%.

The FIMCO Select Fund is distributed by Quasar Distributors, LLC (7/07)

FIMCO Select Fund

SECTOR ALLOCATION at May 31, 2007 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	15.1%
Consumer Staples	14.3%
Energy	8.8%
Financials	21.5%
Health Care	5.3%
Industrials	11.1%
Information Technology	11.7%
Investment Companies	22.8%
Money Market	3.5%
Liabilities in Excess of Other Assets*	(14.1)%
Net Assets	100.0%

*  Includes short positions as of May 31, 2007.

EXPENSE EXAMPLE For the Six Months Ended May 31, 2007 (Unaudited)
As a shareholder of the FIMCO Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/06 – 5/31/07).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 90 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example

FIMCO Select Fund

EXPENSE EXAMPLE For the Six Months Ended May 31, 2007 (Unaudited) (Continued)
below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 12/1/06	Value 5/31/07	12/1/06 – 5/31/07*
Actual^	$1,000	$1,100	$10.58
Hypothetical (5% annual
return before expenses)+	$1,000	$1,015	$10.15

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $7.85.
+	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $7.54.
*
Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions, of 2.02% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by the number of days since inception 182/365 days (to reflect period since inception).  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 1.50%.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at May 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS: 87.0%
Auto Components: 2.1%
23,000	Superior Industries
	International, Inc.	$519,340
Beverages: 5.3%
10,400	Anheuser-Busch
	Companies, Inc.[1]	554,736
14,800	The Coca-Cola Co.[1]	784,252
		1,338,988
Building Products: 5.5%
11,200	American Standard
	Companies, Inc.	669,536
13,800	USG Corp.*	708,768
		1,378,304
Capital Markets: 3.8%
34,900	Janus Capital
	Group, Inc.[1]	966,032
Commercial Banks: 5.5%
21,400	Commerce Bancorp, Inc.	738,728
19,000	National City Corp.	657,210
		1,395,938
Communications Equipment: 2.3%
22,000	Cisco Systems, Inc.*	592,240
Food & Staples Retailing: 8.5%
17,600	Costco
	Wholesale Corp.[1]	993,872
24,000	Wal-Mart Stores, Inc.[1]	1,142,400
		2,136,272
Household Durables: 4.9%
41,835	Palm Harbor
	Homes, Inc.*	668,523
5,100	Whirlpool Corp.	569,415
		1,237,938
Industrial Conglomerates: 2.4%
17,900	Tyco International, Ltd.	597,144
Insurance: 8.8%
6,800	Arch Capital
	Group, Ltd.*	488,852
261	Berkshire Hathaway,
	Inc. - Class B*	946,125
1,600	Markel Corp.*	788,800
		2,223,777
Internet & Catalog Retail: 2.7%
21,000	eBay, Inc.*	683,760
IT Services: 3.5%
23,000	Broadridge Financial
	Solutions, Inc.*	465,520
18,400	The Western Union Co.	413,080
		878,600
Life Science Tools & Services: 2.1%
9,900	Thermo Electron Corp.*	540,540
Machinery: 3.3%
9,450	PACCAR, Inc.	824,324
Media: 2.4%
780	The Washington Post
	Co. - Class B	599,820
Oil & Gas: 8.8%
7,100	Chevron Corp.	578,579
13,800	ConocoPhillips[1]	1,068,534
7,000	Exxon Mobil Corp.	582,190
		2,229,303
Personal Credit Institutions: 3.1%
20,800	First Marblehead Corp.	775,008
Pharmaceuticals: 3.1%
12,500	Johnson & Johnson[1]	790,875
Software: 3.1%
25,900	Microsoft Corp.[1]	794,353
Specialty Retail: 5.8%
39,400	Borders Group, Inc.[1]	878,226
24,200	Carmax, Inc.*	580,800
		1,459,026
TOTAL COMMON STOCKS
(Cost $18,921,479)		21,961,582

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at May 31, 2007 (Unaudited) (Continued)

Shares		Value
INVESTMENT COMPANIES: 22.8%
8,000	Energy Select Sector
	SPDR Fund[1]	$46,400
17,600	Health Care Select
	Sector SPDR Fund[1]	646,448
5,700	IShares Dow Jones
	Healthcare Index Fund	412,623
5,700	IShares Dow Jones
	Technology Index Fund	336,300
18,200	Materials Select Sector
	SPDR Fund	742,378
25,500	Technology Select
	Sector SPDR Fund[1]	654,075
21,500	Utilities Select Sector
	SPDR Fund[1]	899,560
11,300	Vanguard Information
	Technology Index Fund[1]	647,264
10,000	Vanguard Health Care
	Sector Index Fund[1]	624,100
2,800	Vanguard
	Telecommunication
	Services Index Fund	236,040
		5,745,188
TOTAL INVESTMENT COMPANIES
(Cost $4,901,281)		5,745,188

Contracts
CALL OPTIONS PURCHASED: 0.8%
320	Dollar General Corp.
	Expiration: August, 2007,
	Exercise Price: $22.50	4,800
190	National City Corp.
	Expiration: January, 2009,
	Exercise Price: $35.00	64,125
170	Wal-Mart Stores, Inc.
	Expiration: January, 2009,
	Exercise Price: $45.00	130,900
		199,825
TOTAL CALL OPTIONS PURCHASED
(Cost $227,001)		199,825

SHORT-TERM INVESTMENT: 3.5%
896,449	Fidelity Institutional
	Money Market
	Portfolio	896,449
TOTAL SHORT-TERM INVESTMENT
(Cost $896,449)		896,449
TOTAL INVESTMENTS
IN SECURITIES: 114.1%
(Cost $24,946,210)		28,803,044
Liabilities in Excess
of Other Assets: (14.1)%		(3,566,092)
TOTAL NET ASSETS: 100.0%		$25,236,952

*	Non-income producing security.
[1]	A portion of securities held as collateral on securities sold short as of May 31, 2007.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2007 (Unaudited)

Shares		Value
34,300	Consumer Discretionary
	Select Sector
	SPDR Fund	$1,375,430
37,800	Consumer Staples Select
	Sector SPDR Fund	1,051,596
28,800	Industrial Select Sector
	SPDR Fund	1,126,944
TOTAL SECURITIES SOLD SHORT
(Proceeds $3,196,396)		$3,553,970

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF ASSETS AND LIABILITIES at May 31, 2007 (Unaudited)

ASSETS
Investments in securities, at value
(cost $24,946,210) (Note 2)	$28,803,044
Receivables:
Fund shares sold	33,980
Dividends and interest	38,366
Prepaid expenses	1,706
Total assets	28,877,096

LIABILITIES
Payables:
Securities sold short, at value (proceeds $3,196,396)	3,553,970
Investment advisory fees	20,588
Administration fees	4,669
Custody fees	2,502
Fund accounting fees	1,959
Transfer agent fees	5,014
Chief compliance officer fees	831
Other accrued expenses	50,611
Total liabilities	3,640,144

NET ASSETS	$25,236,952
Net asset value, offering and redemption price per share
($25,236,952/1,976,073, shares outstanding; unlimited
number of shares authorized without par value)	$12.77

COMPONENTS OF NET ASSETS
Paid-in capital	$20,985,675
Accumulated net investment loss	(32,793)
Accumulated net realized gain
on investments and options	784,810
Net unrealized appreciation on investments and options	3,856,834
Net unrealized depreciation on securities sold short	(357,574)
Net assets	$25,236,952

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF OPERATIONS For the Period Ended May 31, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$184,260
Interest	13,421
Total investment income	197,681

EXPENSES (Note 3)
Investment advisory fees	114,009
Dividends and interest expense on short positions	59,461
Administration fees	14,960
Fund accounting fees	13,463
Transfer agent fees	12,964
Audit fees	8,809
Registration fees	6,954
Custody fees	5,485
Reports to shareholders	3,989
Trustee fees	3,091
Chief compliance officer fees	2,493
Legal fees	2,318
Miscellaneous expense	2,244
Insurance expense	591
Total expenses	250,831
Less: fees waived	(20,357)
Net expenses	230,474
Net investment loss	(32,793)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and options	829,364
Change in net unrealized appreciation
on investments and options	1,696,614
Change in net unrealized depreciation
on securities sold short	(275,970)
Net realized and unrealized gain
on investments	2,250,008
Net increase in net assets
resulting from operations	$2,217,215

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	May 31, 2007	November 30,
	(Unaudited)	2006*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(32,793)		$(40,732)
Net realized gain (loss) on investments	829,364		(22,139)
Change in net unrealized appreciation
on investments and options	1,696,614		2,160,220
Change in net unrealized depreciation
on securities sold short	(275,970)		(81,604)
Net increase in net assets
resulting from operations	2,217,215		2,015,745

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a) (b)	2,521,727		18,482,265
Total increase in net assets	4,738,942		20,498,010

NET ASSETS
Beginning of period	20,498,010		—
End of period	$25,236,952		$20,498,010
Accumulated net investment loss	$(32,793)	$

(a)  Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2007		Period Ended
	(Unaudited)		November 30, 2006*
	Shares	Value	Shares	Value
Shares sold	313,835	$3,770,437	1,890,204	$19,800,722
Shares redeemed (b)	(102,930)	(1,248,710)	(125,036)	(1,318,457)
Net increase	210,905	$2,521,727	1,765,168	$18,482,265

(b)  Net of redemption fees of $102 and $0.

*  Fund commenced operations December 28, 2005.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six Months	Period
	Ended	Ended
	May 31, 2007	November 30,
	(Unaudited)	2006[1]
Net asset value, beginning of period	$11.61	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss[2]	(0.02)[3]	(0.02)[3]
Net realized and unrealized gain on investments	1.18	1.63
Total from investment operations	1.16	1.61
Paid-in capital from redemption fees (Note 2)	0.00 [4]	—
Net asset value, end of period	$12.77	$11.61
Total return	9.99%[5]	16.10%[5]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$25.2	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed[6]	2.20%[7,11]	2.04%[7,11]
After fees waived and expenses absorbed[6]	2.02%[8,11]	1.53%[6,8,11]

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed[6]	(0.47)%[9,11]	(0.79)%[9,11]
After fees waived and expenses absorbed[6]	(0.29)%[10,11]	(0.28)%[10,11]
Dividend and interest expense on short positions[6]	0.52%	0.03%

Portfolio turnover rate	37%[5]	54%[5]

[1]	Fund commenced operations December 28, 2005.
[2]	Recognition of net income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
[3]	Net investment loss per share before dividends on short positions for the six months ended May 31, 2007 and the period ended November 30, 2006 was $0.00 and $(0.02), respectively.
[4]	Amount is less than $0.01.
[5]	Not annualized.
[6]	Annualized.
[7]
The ratio of expenses to average net assets includes dividends and interest expense on short positions. The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2007 and the period ended November 30, 2006 was 1.68 and 2.01%, respectively.

[8]
The ratio of expenses to average net assets includes dividends and interest expense on short positions. The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2007 and the period ended November 30, 2006 was 1.50% and 1.50%, respectively.

[9]
The ratio of net investment income(loss) to average net assets includes dividends and interest expense on short positions. The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2007 and the period ended November 30, 2006 was 0.05% and (0.76)%, respectively.

[10]
The ratio of net investment income(loss) to average net assets includes dividends and interest expense on short positions. The ratio excluding excluding dividends and interest expense on short positions for the six months ended May 31, 2007 and the period ended November 30, 2006 was 0.23% and (0.25)%, respectively.

[11]	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited)

NOTE 1 – ORGANIZATION
FIMCO Select Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on December 28, 2005.

The Fund’s investment objective is long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  Options on securities shall be valued at the last reported sale price on the exchange on which the security underlying the option is principally traded.  If no sales are reported on a particular day, the mean between the most recent quoted bid and asked quotations will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited) (Continued)

pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2007, the Fund did not hold fair valued securities.

B.
Short Sales.  The Fund may sell a security it does not own in anticipation of a decline in the value of that security.  When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain is limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a sale.  The Fund is liable for any dividends payable on the securities while those securities are in a short position.  As collateral for its short positions, the Fund is required by the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.  The Fund has entered into a Special Custody Account Agreement with Bear Stearns Securities Corp. (“Bear Stearns”) in which collateral for its short positions consists of segregated securities owned by the Fund.  Bear Stearns charges the Fund a fee equal to a 2% spread on the outstanding short positions market value.  For the six months ended May 31, 2007, the Fund incurred net interest expense on short positions of $33,377.

C.
Option Writing.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited) (Continued)

Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.
Federal Income Taxes.  The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

E.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally, which are determined in accordance with income tax regulations, are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited) (Continued)

G.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

H.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 90 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

I.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

J.
New Accounting Pronouncements.  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited) (Continued)

effective date.  On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS 157, and its impact on the financial statements has not yet been determined.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Frontier Investment Management Co., (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2007, the Fund incurred $114,009 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.50%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended May 31, 2007, the Advisor has waived $20,357 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  At May 31, 2007, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $95,716.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
November 30, 2009	$75,359
November 30, 2010	$20,357

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited) (Continued)

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2007, the Fund incurred $14,960 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended May 31, 2007, the Fund was allocated $2,493 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both The Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term investments, was $10,232,929 and $8,358,551, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2007.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2007 (Unaudited) (Continued)
For the six months ended May 31, 2007, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $204,719 and $480,689 respectively.

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows:

	Cost of investments(a)	$24,990,764
	Gross tax unrealized appreciation
	on long positions and options	4,059,321
	Gross tax unrealized depreciation
	on long positions and options	(247,041)
	Total net tax unrealized appreciation
	on long positions and options	$3,812,280
	Gross tax unrealized appreciation
	on short positions	—
	Gross tax unrealized depreciation
	on short positions	(357,574)
	Total net tax unrealized appreciation
	on investments and options	$3,454,706
(a)	Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
For the six months ended May 31, 2007, there were no distributions for the Fund.

As of November 30, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$2,034,062

FIMCO Select Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 653-4626.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 653-4626.  In addition, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)
The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 653-4626.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.fimcofunds.com within ten business days after calendar quarter end.

Investment Advisor
FRONTIER INVESTMENT MANAGEMENT CO.
8401 N. Central Expwy, Ste. 645, LB 31
Dallas, TX 75225

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

FIMCO Select Fund
Symbol – FMCOX
CUSIP – 742935398

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President
Date  8/9/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  8/9/2007

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  8/9/2007

* Print the name and title of each signing officer under his or her signature.